UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2022

FRANKLIN

GLOBAL MARKET NEUTRAL FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Global Market Neutral Fund for the six-month reporting period ended March 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2022, Jacqueline Kenney (formerly known as Jacqueline Hurley) is no longer a portfolio manager for the Fund. For more information, please see the Fund’s prospectus supplement dated March 1, 2022.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

II	Franklin Global Market Neutral Fund

Performance review

For the six months ended March 31, 2022, Class A shares of Franklin Global Market Neutral Fund, excluding sales charges, returned 6.36%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 0.04% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Averageii returned 3.65% over the same time frame.

Performance Snapshot as of March 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Global Market Neutral Fund:
Class A	6.36%
Class C	5.97%
Class I	6.51%
Class IS	6.60%
FTSE 3-Month U.S. Treasury Bill Index	0.04%
Lipper Alternative Equity Market Neutral Funds Category Average	3.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 28, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 3.57%, 4.24%, 3.20% and 3.17%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for Class A shares, 2.30% for Class C shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the

Franklin Global Market Neutral Fund	III

Performance review (cont’d)

ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be

IV	Franklin Global Market Neutral Fund

successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with real estate investment trusts (“REITs”), Master Limited Partnerships (“MLPs”) and investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”). Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 41 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Franklin Global Market Neutral Fund	V

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and September 30, 2021 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*

The bar graph above represents the composition of the Fund’s investments sold short as of March 31, 2022 and September 30, 2021 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.36%	$1,000.00	$1,063.60	3.22%	$16.57	Class A	5.00%	$1,000.00	$1,008.88	3.22%	$16.13
Class C	5.97	1,000.00	1,059.70	3.70	19.00	Class C	5.00	1,000.00	1,006.48	3.70	18.51
Class I	6.51	1,000.00	1,065.10	3.05	15.70	Class I	5.00	1,000.00	1,009.72	3.05	15.28
Class IS	6.60	1,000.00	1,066.00	2.53	13.03	Class IS	5.00	1,000.00	1,012.32	2.53	12.69

2	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 93.5%
Communication Services — 7.0%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	12,500	$295,375	(a)
EchoStar Corp., Class A Shares	12,600	306,684	*(a)
Total Diversified Telecommunication Services		602,059
Entertainment — 1.3%
G5 Entertainment AB	5,517	121,745	(b)
GungHo Online Entertainment Inc.	14,100	299,825	(b)
Live Nation Entertainment Inc.	2,900	341,156	*(a)
Nintendo Co. Ltd.	1,000	504,563	(b)
Total Entertainment		1,267,289
Interactive Media & Services — 2.6%
Alphabet Inc., Class C Shares	185	516,703	*(a)
Auto Trader Group PLC	51,479	426,151	(b)
Kakaku.com Inc.	14,500	324,299	(b)
Meta Platforms Inc., Class A Shares	1,550	344,658	*(a)
Rightmove PLC	62,690	518,573	(b)
Yelp Inc.	10,000	341,100	*(a)
Total Interactive Media & Services		2,471,484
Media — 2.5%
Criteo SA, ADR	15,100	411,324	*(a)
CyberAgent Inc.	34,000	421,556	(b)
MFE-MediaForEurope NV, Class B Shares	177,317	204,602	(b)
Nippon Television Holdings Inc.	24,500	254,991	(b)
SKY Perfect JSAT Holdings Inc.	97,200	329,210	(b)
ValueCommerce Co. Ltd.	9,700	292,628	(b)
WPP PLC	33,175	434,136	(b)
Total Media		2,348,447
Total Communication Services		6,689,279
Consumer Discretionary — 12.7%
Auto Components — 1.1%
Aisin Corp.	10,800	369,010	(b)
NGK Spark Plug Co. Ltd.	23,400	376,576	(b)
Yokohama Rubber Co. Ltd.	24,800	341,196	(b)
Total Auto Components		1,086,782
Automobiles — 1.5%
Bayerische Motoren Werke AG	5,100	441,733	(b)
Mitsubishi Motors Corp.	155,000	416,490	*(b)

See Notes to Financial Statements.

4	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Automobiles — continued
Suzuki Motor Corp.	6,200	$212,525	(b)
Trigano SA	2,600	376,655	(b)
Total Automobiles		1,447,403
Household Durables — 3.0%
Bellway PLC	10,639	338,053	(b)
Berkeley Group Holdings PLC	7,435	361,891	(b)
Crest Nicholson Holdings PLC	90,603	316,230	(b)
Forbo Holding AG, Registered Shares	220	374,264	(b)
Lennar Corp., Class A Shares	4,500	365,265	(a)
Nikon Corp.	36,000	384,888	(b)
PulteGroup Inc.	9,400	393,860	(a)
Redrow PLC	44,844	306,419	(b)
Total Household Durables		2,840,870
Multiline Retail — 1.8%
Canadian Tire Corp. Ltd., Class A Shares	2,600	392,574
Dillard’s Inc., Class A Shares	1,500	402,585	(a)
Next PLC	4,576	360,843	(b)
Target Corp.	2,500	530,550	(a)
Total Multiline Retail		1,686,552
Specialty Retail — 1.5%
AutoZone Inc.	215	439,585	*(a)
H & M Hennes & Mauritz AB, Class B Shares	21,621	288,742	(b)
Industria de Diseno Textil SA	14,299	311,130	(b)
Lowe’s Cos. Inc.	1,800	363,942	(a)
Total Specialty Retail		1,403,399
Textiles, Apparel & Luxury Goods — 3.8%
adidas AG	1,900	443,682	(b)
Burberry Group PLC	16,015	349,722	(b)
Cie Financiere Richemont SA, Registered Shares	3,300	418,600	(b)
Deckers Outdoor Corp.	1,500	410,655	*(a)
Dr. Martens PLC	116,914	363,714	(b)
Gildan Activewear Inc.	10,500	393,829
Hermes International	298	422,678	(b)
Pandora A/S	4,233	400,483	(b)
Swatch Group AG, Bearer Shares	1,500	426,238	(b)
Total Textiles, Apparel & Luxury Goods		3,629,601
Total Consumer Discretionary		12,094,607
Consumer Staples — 6.7%
Beverages — 1.1%
Remy Cointreau SA	2,060	424,431	(b)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Beverages — continued
Takara Holdings Inc.	21,300	$191,110	(b)
Treasury Wine Estates Ltd.	51,708	442,918	(b)
Total Beverages		1,058,459
Food & Staples Retailing — 3.6%
BJ’s Wholesale Club Holdings Inc.	7,200	486,792	*(a)
George Weston Ltd.	3,500	431,008
Jeronimo Martins SGPS SA	16,816	402,857	(b)
Kesko oyj, Class B Shares	13,613	375,733	(b)
Life Corp.	7,700	198,346	(b)
Loblaw Cos. Ltd.	6,200	556,346
North West Co. Inc.	16,800	514,690
Walgreens Boots Alliance Inc.	9,600	429,792	(a)
Total Food & Staples Retailing		3,395,564
Food Products — 0.8%
Sanderson Farms Inc.	2,500	468,725	(a)
Viscofan SA	5,034	298,478	(b)
Total Food Products		767,203
Personal Products — 0.9%
L’Oreal SA	1,030	412,274	(b)
Medifast Inc.	1,300	222,014	(a)
USANA Health Sciences Inc.	2,900	230,405	*(a)
Total Personal Products		864,693
Tobacco — 0.3%
Japan Tobacco Inc.	16,400	280,738	(b)
Total Consumer Staples		6,366,657
Energy — 5.0%
Energy Equipment & Services — 0.4%
Aker Solutions ASA	114,627	393,905	*(b)
Oil, Gas & Consumable Fuels — 4.6%
BP PLC	92,090	450,047	(b)
Cosmo Energy Holdings Co. Ltd.	22,400	483,420	(b)
Eni SpA	31,116	456,194	(b)
Imperial Oil Ltd.	10,900	527,497
Inpex Corp.	31,500	374,047	(b)
Marathon Petroleum Corp.	5,400	461,700	(a)
Parex Resources Inc.	19,200	393,937
Repsol SA	22,422	294,828	(b)

See Notes to Financial Statements.

6	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Suncor Energy Inc.	14,700	$478,575
Whitehaven Coal Ltd.	160,800	494,642	(b)
Total Oil, Gas & Consumable Fuels		4,414,887
Total Energy		4,808,792
Financials — 14.9%
Banks — 2.8%
Banco de Sabadell SA	704,000	573,006	(b)
Comerica Inc.	4,600	415,978	(a)
Commerzbank AG	56,100	428,348	*(b)
Danske Bank A/S	24,000	396,636	(b)
Lloyds Banking Group PLC	370,000	226,513	(b)
Nishi-Nippon Financial Holdings Inc.	45,400	279,926	(b)
UniCredit SpA	32,000	345,503	(b)
Total Banks		2,665,910
Capital Markets — 4.1%
3i Group PLC	25,739	465,591	(b)
Azimut Holding SpA	14,070	326,550	(b)
Bank of New York Mellon Corp.	7,900	392,077	(a)
Canaccord Genuity Group Inc.	31,200	308,219
Evercore Inc., Class A Shares	3,400	378,488	(a)
Intermediate Capital Group PLC	16,244	377,519	(b)
Lazard Ltd., Class A Shares	10,200	351,900	(a)
Man Group PLC	148,031	451,210	(b)
SBI Holdings Inc.	19,000	480,165	(b)
UBS Group AG, Registered Shares	22,307	435,812	(b)
Total Capital Markets		3,967,531
Consumer Finance — 1.2%
Ally Financial Inc.	9,200	400,016	(a)
Credit Acceptance Corp.	600	330,222	*(a)
Discover Financial Services	3,800	418,722	(a)
Total Consumer Finance		1,148,960
Diversified Financial Services — 0.4%
Plus500 Ltd.	22,650	419,520	(b)
Insurance — 4.8%
Alleghany Corp.	600	508,200	*(a)
Arch Capital Group Ltd.	8,200	397,044	*(a)
Axis Capital Holdings Ltd.	7,400	447,478	(a)
Direct Line Insurance Group PLC	126,638	456,534	(b)
Everest Re Group Ltd.	1,450	437,001	(a)
Japan Post Holdings Co. Ltd.	59,800	439,256	(b)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — continued
Japan Post Insurance Co. Ltd.	29,100	$509,042	(b)
MetLife Inc.	7,000	491,960	(a)
RenaissanceRe Holdings Ltd.	2,800	443,828	(a)
T&D Holdings Inc.	32,800	444,991	(b)
Total Insurance		4,575,334
Thrifts & Mortgage Finance — 1.6%
Essent Group Ltd.	8,800	362,648	(a)
Home Capital Group Inc.	11,700	355,637
Radian Group Inc.	17,600	390,896	(a)
Washington Federal Inc.	12,000	393,840	(a)
Total Thrifts & Mortgage Finance		1,503,021
Total Financials		14,280,276
Health Care — 6.4%
Health Care Equipment & Supplies — 1.0%
Demant A/S	8,007	362,209	*(b)
Hoya Corp.	2,300	262,457	(b)
Inmode Ltd.	10,200	376,482	*(a)
Total Health Care Equipment & Supplies		1,001,148
Health Care Providers & Services — 1.9%
H.U. Group Holdings Inc.	8,600	204,317	(b)
Henry Schein Inc.	5,000	435,950	*(a)
McKesson Corp.	1,950	596,953	(a)
Molina Healthcare Inc.	1,750	583,783	*(a)
Total Health Care Providers & Services		1,821,003
Health Care Technology — 0.4%
Cerner Corp.	3,700	346,172	(a)
Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories Inc., Class A Shares	900	506,907	*(a)
Mettler-Toledo International Inc.	260	357,029	*(a)
Waters Corp.	1,200	372,468	*(a)
Total Life Sciences Tools & Services		1,236,404
Pharmaceuticals — 1.8%
Chugai Pharmaceutical Co. Ltd.	13,400	448,141	(b)
Indivior PLC	132,244	485,726	*(b)
Novo Nordisk A/S, Class B Shares	4,800	531,584	(b)
Ono Pharmaceutical Co. Ltd.	11,700	293,840	(b)
Total Pharmaceuticals		1,759,291
Total Health Care		6,164,018

See Notes to Financial Statements.

8	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrials — 16.9%
Aerospace & Defense — 0.4%
Airbus SE	2,975	$359,599	*(b)
Air Freight & Logistics — 1.2%
Deutsche Post AG, Registered Shares	8,236	395,481	(b)
Expeditors International of Washington Inc.	4,200	433,272	(a)
Royal Mail PLC	74,702	319,947	(b)
Total Air Freight & Logistics		1,148,700
Airlines — 0.4%
Southwest Airlines Co.	7,800	357,240	*(a)
Building Products — 3.2%
AGC Inc.	11,000	439,633	(b)
AO Smith Corp.	6,000	383,340	(a)
Belimo Holding AG, Registered Shares	664	352,240	(b)
Cie de Saint-Gobain	6,178	367,653	(b)
Fletcher Building Ltd.	74,130	326,241	(b)
Lennox International Inc.	1,700	438,362	(a)
Masco Corp.	7,000	357,000	(a)
Sanwa Holdings Corp.	35,900	363,737	(b)
Total Building Products		3,028,206
Commercial Services & Supplies — 0.3%
Intrum AB	12,583	339,052	(b)
Construction & Engineering — 0.4%
Balfour Beatty PLC	122,062	410,893	(b)
Machinery — 4.4%
Amada Co. Ltd.	48,000	423,022	(b)
Bucher Industries AG, Registered Shares	870	351,521	(b)
Caterpillar Inc.	2,300	512,486	(a)
CNH Industrial NV	27,455	434,725	(b)
Cummins Inc.	2,200	451,242	(a)
DMG Mori Co. Ltd.	29,000	393,627	(b)
Ebara Corp.	7,800	433,889	(b)
Epiroc AB	17,502	374,519	(b)
NGK Insulators Ltd.	30,400	434,019	(b)
Terex Corp.	10,500	374,430	(a)
Total Machinery		4,183,480
Marine — 1.9%
A.P. Moller - Maersk A/S, Class B Shares	161	485,278	(b)
Kuehne + Nagel International AG, Registered Shares	1,659	470,071	(b)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Marine — continued
Nippon Yusen KK	6,000	$524,355	(b)
ZIM Integrated Shipping Services Ltd.	4,300	312,653	(a)
Total Marine		1,792,357
Professional Services — 3.1%
BayCurrent Consulting Inc.	1,200	435,073	(b)
JAC Recruitment Co. Ltd.	17,700	267,583	(b)
ManpowerGroup Inc.	3,900	366,288	(a)
McMillan Shakespeare Ltd.	33,175	296,353	(b)
Meitec Corp.	8,200	445,329	(b)
Pagegroup PLC	44,272	285,155	(b)
Robert Half International Inc.	3,500	399,630	(a)
Wolters Kluwer NV	4,004	426,224	(b)
Total Professional Services		2,921,635
Road & Rail — 0.4%
Ryder System Inc.	5,200	412,516	(a)
Trading Companies & Distributors — 1.2%
Finning International Inc.	12,200	367,322
Howden Joinery Group PLC	36,035	361,430	(b)
Rush Enterprises Inc., Class A Shares	8,400	427,644	(a)
Total Trading Companies & Distributors		1,156,396
Total Industrials		16,110,074
Information Technology — 11.0%
Communications Equipment — 0.8%
Nokia oyj, ADR	80,600	440,076	*(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	32,489	297,274	(b)
Total Communications Equipment		737,350
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics Inc.	3,000	355,890	*(a)
Celestica Inc.	26,800	318,774	*
Renishaw PLC	5,377	271,536	(b)
Total Electronic Equipment, Instruments & Components		946,200
IT Services — 1.4%
Alten SA	3,089	466,075	(b)
CGI Inc.	5,000	398,312	*
Reply SpA	2,975	489,739	(b)
Total IT Services		1,354,126
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials Inc.	3,800	500,840	(a)
ASML Holding NV	767	511,588	(b)
BE Semiconductor Industries NV	6,178	525,915	(b)

See Notes to Financial Statements.

10	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Melexis NV	3,000	$276,128	(b)
ON Semiconductor Corp.	7,700	482,097	*(a)
Qorvo Inc.	3,300	409,530	*(a)
SCREEN Holdings Co. Ltd.	3,800	379,391	(b)
Total Semiconductors & Semiconductor Equipment		3,085,489
Software — 2.0%
Check Point Software Technologies Ltd.	3,950	546,127	*(a)
NortonLifeLock Inc.	15,400	408,408	(a)
Qualys Inc.	3,850	548,278	*(a)
Teradata Corp.	7,600	374,604	*(a)
Total Software		1,877,417
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	2,300	401,603	(a)
Dell Technologies Inc., Class C Shares	8,700	436,653	*(a)
HP Inc.	12,000	435,600	(a)
Logitech International SA, Registered Shares	5,331	395,088	(b)
NetApp Inc.	5,100	423,300	(a)
Seagate Technology Holdings PLC	4,500	404,550	(a)
Total Technology Hardware, Storage & Peripherals		2,496,794
Total Information Technology		10,497,376
Materials — 5.6%
Chemicals — 2.7%
Huntsman Corp.	8,200	307,582	(a)
Incitec Pivot Ltd.	145,628	411,342	(b)
K+S AG	17,731	537,804	*(b)
Methanex Corp.	7,700	419,877
OCI NV	14,414	507,488	*(b)
Olin Corp.	8,100	423,468	(a)
Total Chemicals		2,607,561
Construction Materials — 0.4%
CSR Ltd.	76,761	350,754	(b)
Metals & Mining — 2.1%
BlueScope Steel Ltd.	25,510	394,196	(b)
Capstone Copper Corp.	81,200	459,212	*
Evraz PLC	66,007	0	(b)(c)(d)
Ferrexpo PLC	98,153	236,650	(b)
Outokumpu Oyj	60,000	319,530	*(b)
South32 Ltd.	154,437	575,094	(b)
Total Metals & Mining		1,984,682

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.		6,500	$403,780	(a)
Total Materials			5,346,777
Real Estate — 4.1%
Equity Real Estate Investment Trusts (REITs) — 2.3%
EPR Properties		8,900	486,919	(a)
Host Hotels & Resorts Inc.		24,500	476,035	(a)
Klepierre SA		13,300	353,621	(b)
Merlin Properties Socimi SA		29,500	342,391	(b)
Stockland		163,246	515,311	(b)
Total Equity Real Estate Investment Trusts (REITs)			2,174,277
Real Estate Management & Development — 1.8%
Daito Trust Construction Co. Ltd.		4,200	445,618	(b)
Hulic Co. Ltd.		38,000	341,190	(b)
Jones Lang LaSalle Inc.		2,150	514,839	*(a)
Mitsui Fudosan Co. Ltd.		22,500	481,387	(b)
Total Real Estate Management & Development			1,783,034
Total Real Estate			3,957,311
Utilities — 3.2%
Electric Utilities — 1.8%
Fortum oyj		21,100	383,035	(b)
Iberdrola SA		47,017	511,750	(b)
Otter Tail Corp.		4,700	293,750	(a)
PPL Corp.		18,000	514,080	(a)
Total Electric Utilities			1,702,615
Gas Utilities — 0.3%
Nippon Gas Co. Ltd.		22,200	270,002	(b)
Multi-Utilities — 1.1%
AGL Energy Ltd.		98,700	568,913	(b)
Centrica PLC		513,304	537,302	*(b)
Total Multi-Utilities			1,106,215
Total Utilities			3,078,832
Total Common Stocks (Cost — $86,097,597)			89,393,999

	Rate
Preferred Stocks — 0.3%
Industrials — 0.3%
Machinery — 0.3%
Jungheinrich AG (Cost — $360,312)	1.631%	8,007	233,527	(b)(e)
Total Investments before Short-Term Investments (Cost — $86,457,909)			89,627,526

See Notes to Financial Statements.

12	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 5.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,918,226)	0.172%	4,918,226	$4,918,226
Total Investments — 98.9% (Cost — $91,376,135)			94,545,752
Other Assets in Excess of Liabilities — 1.1%			1,044,064
Total Net Assets — 100.0%			$95,589,816

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

(e)	The rate shown represents the yield as of March 31, 2022.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

Summary of Investments by Country**
United States	32.3%
Japan	16.4
United Kingdom	9.8
Canada	6.7
Australia	4.3
France	3.8
Switzerland	3.4
Germany	2.6
Spain	2.5
Denmark	2.3
Netherlands	2.1
Italy	1.9
Finland	1.6
Sweden	1.5
Israel	1.4
Bermuda	0.5
Portugal	0.4
Norway	0.4
New Zealand	0.3
Belgium	0.3
Ukraine	0.3
Russia	0.0 ‡
Short-Term Investments	5.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2022 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

14	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Securities Sold Short — (94.1)%
Common Stocks — (94.1)%
Communication Services — (6.5)%
Diversified Telecommunication Services — (1.8)%
BT Group PLC	(173,700)	$(413,998	) (a)
Cellnex Telecom SA	(7,322)	(350,959	) (a)
Deutsche Telekom AG, Registered Shares	(22,880)	(427,333	) (a)
Infrastrutture Wireless Italiane SpA	(35,235)	(395,145	) (a)
Telecom Italia SpA	(596,015)	(218,851	) (a)
Total Diversified Telecommunication Services		(1,806,286)
Entertainment — (1.5)%
Bollore SE	(62,004)	(323,868	) (a)
Embracer Group AB	(33,600)	(281,575	) *(a)
Manchester United PLC, Class A Shares	(19,600)	(283,612)
Toei Co. Ltd.	(1,600)	(222,085	) (a)
Walt Disney Co.	(2,900)	(397,764	) *
Total Entertainment		(1,508,904)
Interactive Media & Services — (0.8)%
Adevinta ASA	(35,350)	(322,085	) *(a)
Genius Sports Ltd.	(40,300)	(185,380	) *
Z Holdings Corp.	(74,800)	(324,772	) (a)
Total Interactive Media & Services		(832,237)
Media — (1.2)%
Kadokawa Corp.	(14,200)	(371,863	) (a)
Nordic Entertainment Group AB, Class B Shares	(6,406)	(258,173	) *(a)
S4 Capital PLC	(46,332)	(173,949	) *(a)
Shaw Communications Inc., Class B Shares	(10,300)	(319,674)
Total Media		(1,123,659)
Wireless Telecommunication Services — (1.2)%
Rogers Communications Inc., Class B Shares	(6,500)	(367,908)
Tele2 AB, Class B Shares	(21,050)	(317,787	) (a)
T-Mobile US Inc.	(3,600)	(462,060	) *
Total Wireless Telecommunication Services		(1,147,755)
Total Communication Services		(6,418,841)
Consumer Discretionary — (12.6)%
Auto Components — (1.8)%
Adient PLC	(6,500)	(265,005	) *
Autoliv Inc., SDR	(3,600)	(273,100	) (a)
Dana Inc.	(14,100)	(247,737)
Dometic Group AB	(30,430)	(261,756	) (a)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Auto Components — continued
Koito Manufacturing Co. Ltd.	(4,900)	$(198,373	) (a)
Sumitomo Electric Industries Ltd.	(28,400)	(337,764	) (a)
Total Auto Components		(1,583,735)
Automobiles — (1.2)%
Subaru Corp.	(18,000)	(285,947	) (a)
Toyota Motor Corp.	(27,700)	(496,204	) (a)
Volvo Car AB, Class B Shares	(52,200)	(376,472	) *(a)
Total Automobiles		(1,158,623)
Diversified Consumer Services — (0.2)%
Mister Car Wash Inc.	(15,600)	(230,724	) *
Hotels, Restaurants & Leisure — (4.5)%
Aramark	(9,400)	(353,440)
Basic-Fit NV	(7,551)	(335,238	) *(a)
Crown Resorts Ltd.	(45,302)	(430,582	) *(a)
DraftKings Inc., Class A Shares	(9,800)	(190,806	) *
Evolution AB	(3,100)	(316,369	) (a)
Flutter Entertainment PLC	(2,400)	(275,294	) *(a)
Food & Life Cos. Ltd.	(9,300)	(259,401	) (a)
Fuji Kyuko Co. Ltd.	(7,900)	(251,697	) (a)
Kyoritsu Maintenance Co. Ltd.	(8,500)	(320,065	) (a)
Oriental Land Co. Ltd.	(2,500)	(477,304	) (a)
Royal Caribbean Cruises Ltd.	(5,200)	(435,656	) *
Wingstop Inc.	(1,800)	(211,230)
Zensho Holdings Co. Ltd.	(12,300)	(287,934	) (a)
Total Hotels, Restaurants & Leisure		(4,145,016)
Household Durables — (1.0)%
Countryside Partnerships PLC	(66,237)	(234,546	) *(a)
JM AB	(9,267)	(293,574	) (a)
Leggett & Platt Inc.	(8,100)	(281,880)
Nagawa Co. Ltd.	(2,200)	(180,519	) (a)
Total Household Durables		(990,519)
Internet & Direct Marketing Retail — (2.5)%
Auction Technology Group PLC	(17,046)	(218,544	) *(a)
BHG Group AB	(25,283)	(167,127	) *(a)
Delivery Hero SE	(6,100)	(268,696	) *(a)
Farfetch Ltd., Class A Shares	(21,300)	(322,056	) *
Just Eat Takeaway.com NV	(9,000)	(302,093	) *(a)
Moonpig Group PLC	(54,683)	(160,289	) *(a)
Prosus NV	(6,600)	(349,387	) (a)

See Notes to Financial Statements.

16	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Rakuten Group Inc.	(35,700)	$(281,439	) (a)
THG PLC	(229,500)	(274,460	) *(a)
Total Internet & Direct Marketing Retail		(2,344,091)
Leisure Products — (0.3)%
Thule Group AB	(7,665)	(303,119	) (a)
Multiline Retail — (0.2)%
B&M European Value Retail SA	(29,600)	(207,376	) (a)
Specialty Retail — (0.5)%
Bic Camera Inc.	(34,100)	(302,314	) (a)
Carvana Co.	(1,750)	(208,758	) *
Total Specialty Retail		(511,072)
Textiles, Apparel & Luxury Goods — (0.4)%
EssilorLuxottica SA	(2,300)	(419,854	) (a)
Total Consumer Discretionary		(11,894,129)
Consumer Staples — (6.3)%
Beverages — (1.3)%
Anheuser-Busch InBev SA/NV	(8,300)	(497,828	) (a)
Boston Beer Co. Inc., Class A Shares	(800)	(310,776	) *
C&C Group PLC	(77,334)	(198,754	) *(a)
Ito En Ltd.	(5,900)	(289,488	) (a)
Total Beverages		(1,296,846)
Food & Staples Retailing — (2.1)%
Aeon Co. Ltd.	(15,500)	(330,673	) (a)
Kusuri no Aoki Holdings Co. Ltd.	(5,700)	(317,109	) (a)
Ocado Group PLC	(20,135)	(307,778	) *(a)
Performance Food Group Co.	(7,100)	(361,461	) *
Seven & i Holdings Co. Ltd.	(7,300)	(347,336	) (a)
Shop Apotheke Europe NV	(2,402)	(219,339	) *(a)
Zur Rose Group AG	(1,258)	(183,931	) *(a)
Total Food & Staples Retailing		(2,067,627)
Food Products — (2.1)%
Bakkafrost P/F	(5,033)	(338,124	) (a)
Emmi AG	(280)	(305,383	) (a)
Freshpet Inc.	(3,400)	(348,976	) *
Maple Leaf Foods Inc.	(11,400)	(273,567)
Salmar ASA	(5,033)	(397,820	) (a)
Utz Brands Inc.	(16,400)	(242,392)
Total Food Products		(1,906,262)
Household Products — (0.2)%
Reynolds Consumer Products Inc.	(7,000)	(205,380)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Personal Products — (0.6)%
Fancl Corp.	(12,300)	$(274,130	) (a)
Olaplex Holdings Inc.	(21,300)	(332,919	) *
Total Personal Products		(607,049)
Total Consumer Staples		(6,083,164)
Energy — (4.9)%
Energy Equipment & Services — (0.9)%
Cactus Inc., Class A Shares	(5,700)	(323,418)
Liberty Oilfield Services Inc., Class A Shares	(18,800)	(278,616	) *
NOV Inc.	(14,300)	(280,423)
Total Energy Equipment & Services		(882,457)
Oil, Gas & Consumable Fuels — (4.0)%
Antero Midstream Corp.	(24,000)	(260,880)
Enbridge Inc.	(9,400)	(432,724)
Euronav NV	(32,718)	(349,256	) (a)
Gibson Energy Inc.	(16,200)	(324,091)
New Fortress Energy Inc.	(10,900)	(464,449)
NexGen Energy Ltd.	(60,900)	(344,896	) *
Parkland Corp.	(11,500)	(340,083)
PrairieSky Royalty Ltd.	(20,800)	(287,671)
TC Energy Corp.	(7,500)	(423,009)
Tellurian Inc.	(99,100)	(525,230	) *
Total Oil, Gas & Consumable Fuels		(3,752,289)
Total Energy		(4,634,746)
Financials — (14.5)%
Banks — (4.3)%
Bank of Kyoto Ltd.	(7,600)	(330,486	) (a)
CaixaBank SA	(106,600)	(359,284	) (a)
Community Bank System Inc.	(3,200)	(224,480)
First Financial Bankshares Inc.	(7,000)	(308,840)
First Republic Bank	(2,000)	(324,200)
Huntington Bancshares Inc.	(19,400)	(283,628)
Pinnacle Financial Partners Inc.	(4,000)	(368,320)
Prosperity Bancshares Inc.	(4,500)	(312,210)
Shinsei Bank Ltd.	(15,800)	(288,617	) *(a)
Shizuoka Bank Ltd.	(40,500)	(286,015	) (a)
SVB Financial Group	(600)	(335,670	) *
Truist Financial Corp.	(6,800)	(385,560)
Westpac Banking Corp.	(21,279)	(383,191	) (a)
Total Banks		(4,190,501)

See Notes to Financial Statements.

18	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Capital Markets — (5.8)%
Allfunds Group PLC	(26,100)	$(297,961)	*(a)
ASX Ltd.	(4,804)	(291,602)	(a)
Blue Owl Capital Inc.	(20,800)	(263,744)
Brookfield Asset Management Inc., Class A Shares	(8,200)	(463,874)
Charles Schwab Corp.	(5,300)	(446,843)
CME Group Inc.	(1,600)	(380,576)
Credit Suisse Group AG, Registered Shares	(51,600)	(407,130)	(a)
Euronext NV	(4,118)	(373,931)	(a)
Intercontinental Exchange Inc.	(3,000)	(396,360)
London Stock Exchange Group PLC	(3,600)	(376,113)	(a)
Moody’s Corp.	(1,150)	(388,022)
Nasdaq Inc.	(1,800)	(320,760)
Nordnet AB publ	(18,400)	(330,601)	(a)
S&P Global Inc.	(1,060)	(434,791)
Tradeweb Markets Inc., Class A Shares	(4,800)	(421,776)
Total Capital Markets		(5,594,084)
Diversified Financial Services — (1.5)%
Burford Capital Ltd.	(25,600)	(232,964)	(a)
Element Fleet Management Corp.	(35,300)	(341,663)
Hypoport SE	(531)	(201,677)	*(a)
Industrivarden AB, Class C Shares	(11,212)	(312,881)	(a)
Investor AB, Class B Shares	(19,100)	(414,776)	(a)
Total Diversified Financial Services		(1,503,961)
Insurance — (2.6)%
Arthur J Gallagher & Co.	(2,450)	(427,770)
Assicurazioni Generali SpA	(14,600)	(334,071)	(a)
Brown & Brown Inc.	(5,100)	(368,577)
BRP Group Inc., Class A Shares	(7,900)	(211,957)	*
Prudential PLC	(25,511)	(376,843)	(a)
Storebrand ASA	(32,490)	(324,679)	(a)
Trupanion Inc.	(2,500)	(222,800)	*
Tryg A/S	(14,186)	(343,936)	(a)
Total Insurance		(2,610,633)
Mortgage Real Estate Investment Trusts (REITs) — (0.3)%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(5,100)	(241,893)
Total Financials		(14,141,072)
Health Care — (6.9)%
Health Care Equipment & Supplies — (2.3)%
Ambu A/S, Class B Shares	(16,400)	(240,849)	(a)
Asahi Intecc Co. Ltd.	(18,100)	(354,155)	(a)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Equipment & Supplies — continued
ConvaTec Group PLC	(123,500)	$(347,844)	(a)
Menicon Co. Ltd.	(10,500)	(250,990)	(a)
STERIS PLC	(1,900)	(459,363)
Zimmer Biomet Holdings Inc.	(2,900)	(370,910)
Total Health Care Equipment & Supplies		(2,024,111)
Health Care Providers & Services — (1.4)%
agilon health Inc.	(13,800)	(349,830)	*
Guardant Health Inc.	(5,000)	(331,200)	*
HealthEquity Inc.	(6,400)	(431,616)	*
Orpea SA	(5,100)	(220,095)	(a)
Total Health Care Providers & Services		(1,332,741)
Health Care Technology — (0.6)%
Change Healthcare Inc.	(12,600)	(274,680)	*
Definitive Healthcare Corp.	(10,700)	(263,755)	*
Tabula Rasa HealthCare Inc.	(2,500)	(14,400)	*
Total Health Care Technology		(552,835)
Life Sciences Tools & Services — (1.0)%
Evotec SE	(11,669)	(352,661)	*(a)
Olink Holding AB, ADR	(9,300)	(164,238)	*
Sotera Health Co.	(15,600)	(337,896)	*
Total Life Sciences Tools & Services		(854,795)
Pharmaceuticals — (1.6)%
AstraZeneca PLC, ADR	(7,900)	(524,086)
Catalent Inc.	(2,300)	(255,070)	*
Taisho Pharmaceutical Holdings Co. Ltd.	(5,900)	(273,663)	(a)
Teva Pharmaceutical Industries Ltd., ADR	(46,800)	(439,452)	*
Total Pharmaceuticals		(1,492,271)
Total Health Care		(6,256,753)
Industrials — (17.6)%
Aerospace & Defense — (1.6)%
CAE Inc.	(13,800)	(359,199) *
Meggitt PLC	(35,464)	(353,716)	*(a)
Rolls-Royce Holdings PLC	(277,000)	(364,199)	*(a)
Safran SA	(3,431)	(403,246) (a)
Total Aerospace & Defense		(1,480,360)
Airlines — (1.3)%
Air Canada	(15,800)	(306,483)	*
International Consolidated Airlines Group SA	(124,008)	(228,886)	*(a)
Japan Airlines Co. Ltd.	(16,000)	(297,795)	*(a)

See Notes to Financial Statements.

20	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Airlines — continued
JET2 PLC	(17,389)	$(260,586)	*(a)
Wizz Air Holdings PLC	(4,348)	(163,440)	*(a)
Total Airlines		(1,257,190)
Building Products — (0.7)%
Advanced Drainage Systems Inc.	(2,500)	(297,025)
Daikin Industries Ltd.	(2,000)	(364,150)	(a)
Total Building Products		(661,175)
Commercial Services & Supplies — (2.1)%
ADT Inc.	(44,100)	(334,719)
Biffa PLC	(58,687)	(245,237)	(a)
Boyd Group Services Inc.	(2,000)	(264,880)
GFL Environmental Inc.	(10,900)	(354,513)
HomeServe PLC	(26,998)	(297,487)	(a)
Japan Elevator Service Holdings Co. Ltd.	(17,200)	(223,125)	(a)
MSA Safety Inc.	(2,000)	(265,400)
Total Commercial Services & Supplies		(1,985,361)
Construction & Engineering — (1.3)%
Bouygues SA	(9,839)	(342,995)	(a)
Obayashi Corp.	(43,300)	(318,387)	(a)
Shimizu Corp.	(45,800)	(275,259)	(a)
SNC-Lavalin Group Inc.	(13,800)	(332,264)
Total Construction & Engineering		(1,268,905)
Electrical Equipment — (1.4)%
Nidec Corp.	(4,300)	(340,671)	(a)
Siemens Energy AG	(13,728)	(313,666)	(a)
Siemens Gamesa Renewable Energy SA	(16,245)	(285,180)	*(a)
Vestas Wind Systems A/S	(13,614)	(401,955)	(a)
Total Electrical Equipment		(1,341,472)
Industrial Conglomerates — (0.8)%
Aker ASA, Class A Shares	(4,347)	(397,221)	(a)
Hitachi Ltd.	(7,500)	(375,814)	(a)
Total Industrial Conglomerates		(773,035)
Machinery — (1.8)%
Alstom SA	(13,300)	(310,037)	(a)
Chart Industries Inc.	(1,900)	(326,363)	*
Kubota Corp.	(17,000)	(318,716)	(a)
Kurita Water Industries Ltd.	(7,700)	(284,209)	(a)
Makita Corp.	(10,100)	(323,490)	(a)
Weir Group PLC	(12,900)	(275,683)	(a)
Total Machinery		(1,838,498)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Professional Services — (1.5)%
Clarivate PLC	(15,200)	$(254,752	) *
Dun & Bradstreet Holdings Inc.	(21,100)	(369,672	) *
LifeWorks Inc.	(13,200)	(228,280)
RWS Holdings PLC	(36,379)	(176,737	) (a)
TransUnion	(3,500)	(361,690)
Total Professional Services		(1,391,131)
Road & Rail — (2.2)%
Canadian Pacific Railway Ltd.	(4,500)	(371,403)
Central Japan Railway Co.	(2,200)	(286,743	) (a)
East Japan Railway Co.	(6,000)	(348,240	) (a)
Hankyu Hanshin Holdings Inc.	(9,500)	(274,790	) (a)
Keisei Electric Railway Co. Ltd.	(9,200)	(256,049	) (a)
Kintetsu Group Holdings Co. Ltd.	(8,300)	(237,458	) (a)
Nishi-Nippon Railroad Co. Ltd.	(11,100)	(243,245	) (a)
Total Road & Rail		(2,017,928)
Trading Companies & Distributors — (0.6)%
MonotaRO Co. Ltd.	(11,600)	(248,583	) (a)
Sumitomo Corp.	(17,800)	(308,659	) (a)
Total Trading Companies & Distributors		(557,242)
Transportation Infrastructure — (2.3)%
Aena SME SA	(2,001)	(331,478	) *(a)
Atlantia SpA	(17,160)	(356,854	) *(a)
Auckland International Airport Ltd.	(69,669)	(376,741	) *(a)
Getlink SE	(18,762)	(337,890	) (a)
Japan Airport Terminal Co. Ltd.	(7,300)	(331,748	) *(a)
Transurban Group	(46,904)	(472,540	) (a)
Total Transportation Infrastructure		(2,207,251)
Total Industrials		(16,779,548)
Information Technology — (10.8)%
Electronic Equipment, Instruments & Components — (1.1)%
Amphenol Corp., Class A Shares	(4,200)	(316,470)
Hexagon AB, Class B Shares	(28,142)	(394,823	) (a)
Teledyne Technologies Inc.	(820)	(387,557	) *
Total Electronic Equipment, Instruments & Components		(1,098,850)
IT Services — (4.5)%
Affirm Holdings Inc.	(6,200)	(286,936	) *
Amadeus IT Group SA	(4,690)	(305,488	) *(a)
Broadridge Financial Solutions Inc.	(2,500)	(389,275)
CANCOM SE	(3,890)	(242,527	) (a)
Fiserv Inc.	(4,200)	(425,880	) *

See Notes to Financial Statements.

22	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
IT Services — continued
GMO Payment Gateway Inc.	(3,700)	$(377,736	) (a)
Nexi SpA	(22,537)	(260,327	) *(a)
NEXTDC Ltd.	(45,302)	(390,794	) *(a)
Sabre Corp.	(26,700)	(305,181	) *
Shift4 Payments Inc., Class A Shares	(4,500)	(278,685	) *
Switch Inc., Class A Shares	(13,400)	(412,988)
Wix.com Ltd.	(3,700)	(386,502	) *
Worldline SA	(6,979)	(302,562	) *(a)
Total IT Services		(4,364,881)
Semiconductors & Semiconductor Equipment — (1.5)%
ams-OSRAM AG	(11,898)	(181,891	) *(a)
Marvell Technology Inc.	(4,600)	(329,866)
SOITEC	(1,944)	(364,729	) *(a)
Tri Chemical Laboratories Inc.	(7,500)	(174,528	) (a)
Wolfspeed Inc.	(3,400)	(387,124	) *
Total Semiconductors & Semiconductor Equipment		(1,438,138)
Software — (3.7)%
AVEVA Group PLC	(9,496)	(303,176	) (a)
BlackBerry Ltd.	(38,000)	(281,774	) *
Ceridian HCM Holding Inc.	(5,400)	(369,144	) *
Cint Group AB	(22,537)	(218,395	) *(a)
Dye & Durham Ltd.	(12,600)	(258,924)
Lightspeed Commerce Inc.	(9,000)	(274,503	) *
Money Forward Inc.	(6,200)	(274,379	) *(a)
Paycor HCM Inc.	(8,900)	(259,079	) *
Sinch AB	(25,969)	(175,839	) *(a)
SUSE SA	(11,400)	(367,707	) *(a)
Tyler Technologies Inc.	(725)	(322,545	) *
Unity Software Inc.	(3,600)	(357,156	) *
Total Software		(3,462,621)
Total Information Technology		(10,364,490)
Materials — (6.0)%
Chemicals — (4.7)%
Air Liquide SA	(2,402)	(420,204	) (a)
Air Products and Chemicals Inc.	(1,400)	(349,874)
Albemarle Corp.	(1,900)	(420,185)
Ashland Global Holdings Inc.	(3,050)	(300,151)
Croda International PLC	(3,546)	(364,430	) (a)
Ecolab Inc.	(1,900)	(335,464)
Givaudan SA, Registered Shares	(86)	(354,014	) (a)

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Chemicals — continued
International Flavors & Fragrances Inc.	(3,200)	$(420,256)
Koninklijke DSM NV	(1,360)	(243,058	) (a)
Nippon Paint Holdings Co. Ltd.	(44,900)	(394,003	) (a)
Quaker Chemical Corp.	(900)	(155,529)
Sherwin-Williams Co.	(1,500)	(374,430)
Sika AG, Registered Shares	(915)	(301,453	) (a)
Total Chemicals		(4,433,051)
Construction Materials — (0.4)%
Holcim Ltd.	(6,979)	(340,726	) (a)
Containers & Packaging — (0.6)%
AptarGroup Inc.	(2,100)	(246,750)
Ball Corp.	(3,700)	(333,000)
Total Containers & Packaging		(579,750)
Metals & Mining — (0.3)%
Wheaton Precious Metals Corp.	(5,200)	(247,282)
Total Materials		(5,600,809)
Real Estate — (4.5)%
Equity Real Estate Investment Trusts (REITs) — (4.2)%
Aedifica SA	(2,974)	(373,835	) (a)
Alexandria Real Estate Equities Inc.	(1,800)	(362,250)
American Tower Corp.	(1,400)	(351,708)
Crown Castle International Corp.	(1,700)	(313,820)
Duke Realty Corp.	(5,500)	(319,330)
Equinix Inc.	(570)	(422,723)
GLP J-REIT	(220)	(334,857	) (a)
Nippon Building Fund Inc.	(59)	(335,045	) (a)
Nippon Prologis REIT Inc.	(80)	(233,986	) (a)
Realty Income Corp.	(5,500)	(381,150)
Shaftesbury PLC	(40,040)	(322,942	) (a)
UDR Inc.	(5,100)	(292,587)
Total Equity Real Estate Investment Trusts (REITs)		(4,044,233)
Real Estate Management & Development — (0.3)%
Grainger PLC	(72,071)	(275,351	) (a)
Total Real Estate		(4,319,584)
Utilities — (3.5)%
Electric Utilities — (1.6)%
Emera Inc.	(7,700)	(381,689)
Hydro One Ltd.	(11,500)	(309,819)

See Notes to Financial Statements.

24	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Electric Utilities — continued
NextEra Energy Inc.	(5,300)	$(448,963)
Orsted A/S	(2,800)	(352,581	) (a)
Total Electric Utilities		(1,493,052)
Gas Utilities — (0.3)%
APA Group	(40,841)	(323,872	) (a)
Independent Power and Renewable Electricity Producers — (0.5)%
Innergex Renewable Energy Inc.	(14,800)	(235,351)
Neoen SA	(7,208)	(306,059	) *(a)
Total Independent Power and Renewable Electricity Producers		(541,410)
Multi-Utilities — (1.1)%
Ameren Corp.	(2,500)	(234,400)
Dominion Energy Inc.	(4,800)	(407,856)
National Grid PLC	(30,320)	(465,706	) (a)
Total Multi-Utilities		(1,107,962)
Total Utilities		(3,466,296)
Total Securities Sold Short (Proceeds — $(93,329,923))		$(89,959,432)

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

SDR	— Swedish Depository Receipts

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin Global Market Neutral Fund

Summary of Securities Sold Short by Country±
United States	34.6%
Japan	17.5
United Kingdom	9.9
Canada	8.8
Sweden	5.4
France	4.5
Australia	2.6
Switzerland	2.3
Germany	2.1
Spain	1.8
Italy	1.7
Denmark	1.5
Belgium	1.4
Netherlands	1.3
Norway	1.2
Israel	0.9
Ireland	0.5
New Zealand	0.4
China	0.4
Faroe Islands	0.4
Saudi Arabia	0.3
Brazil	0.3
Austria	0.2
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2022 and are subject to change.

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,091,158	GBP	6,976,000	Bank of New York	4/22/22	$(71,519)
USD	13,106,868	JPY	1,550,726,000	Bank of New York	4/22/22	363,470
USD	5,374,078	CAD	6,872,000	Citibank N.A.	4/22/22	(122,290)
USD	12,782,521	EUR	11,672,000	Northern Trust Co.	4/22/22	(137,925)
Total						$31,736

See Notes to Financial Statements.

26	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Franklin Global Market Neutral Fund

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments, at value (Cost — $91,376,135)	$94,545,752
Foreign currency, at value (Cost — $69,294)	69,143
Cash	5,844
Foreign cash collateral held at broker for securities sold short, at value (Cost — $56,802,101)	56,951,432
Deposits with brokers for securities sold short	35,256,759
Receivable from broker for collateral for securities sold short	1,115,600
Dividends receivable	469,747
Unrealized appreciation on forward foreign currency contracts	363,470
Prepaid expenses	23,111
Total Assets	188,800,858

Liabilities:
Investments sold short, at value (proceeds received $93,329,923)	89,959,432
Payable for Fund shares repurchased	1,515,872
Payable for securities purchased	1,115,600
Unrealized depreciation on forward foreign currency contracts	331,734
Dividends payable on securities sold short	148,304
Investment management fee payable	71,937
Trustees’ fees payable	367
Service and/or distribution fees payable	107
Accrued expenses	67,689
Total Liabilities	93,211,042
Total Net Assets	$95,589,816

Net Assets:
Par value (Note 6)	$94
Paid-in capital in excess of par value	93,624,568
Total distributable earnings (loss)	1,965,154
Total Net Assets	$95,589,816

See Notes to Financial Statements.

28	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Net Assets:
Class A	$338,699
Class C	$71,828
Class I	$33,384,522
Class IS	$61,794,767

Shares Outstanding:
Class A	33,743
Class C	7,352
Class I	3,294,236
Class IS	6,079,752

Net Asset Value:
Class A (and redemption price)	$10.04
Class C*	$9.77
Class I (and redemption price)	$10.13
Class IS (and redemption price)	$10.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.65

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends	$1,069,636
Interest	16,680
Less: Foreign taxes withheld	(85,198)
Total Investment Income	1,001,118

Expenses:
Dividend expense on securities sold short	435,867
Investment management fee (Note 2)	372,502
Interest expense on securities sold short	156,297
Fund accounting fees	38,365
Registration fees	32,486
Audit and tax fees	20,860
Legal fees	13,129
Transfer agent fees (Note 5)	6,746
Shareholder reports	3,334
Trustees’ fees	2,488
Custody fees	1,787
Service and/or distribution fees (Notes 2 and 5)	421
Interest expense	403
Insurance	269
Miscellaneous expenses	3,548
Total Expenses	1,088,502
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(60,166)
Net Expenses	1,028,336
Net Investment Loss	(27,218)

Realized and Unrealized Gain (Loss) on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,231,730
Securities sold short	265,482
Forward foreign currency contracts	2,096,911
Foreign currency transactions	(624,272)
Net Realized Gain	2,969,851
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(4,707,740)
Securities sold short	7,631,500
Forward foreign currency contracts	(479,648)
Foreign currencies	(1,502,913)
Change in Net Unrealized Appreciation (Depreciation)	941,199
Net Gain on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,911,050
Increase in Net Assets From Operations	$3,883,832

See Notes to Financial Statements.

30	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021

Operations:
Net investment loss	$(27,218)	$(605,851)
Net realized gain	2,969,851	3,389,406
Change in net unrealized appreciation (depreciation)	941,199	776,694
Increase in Net Assets From Operations	3,883,832	3,560,249

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	32,137,201	10,671,574
Reinvestment of distributions	—	—
Cost of shares repurchased	(10,211,131)	(2,677,789)
Increase in Net Assets From Fund Share Transactions	21,926,070	7,993,785
Increase in Net Assets	25,809,902	11,554,034

Net Assets:
Beginning of period	69,779,914	58,225,880
End of period	$95,589,816	$69,779,914

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	31

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.44	$9.02	$9.40	$10.35	$10.44	$9.62

Income (loss) from operations:
Net investment income (loss)	0.01	(0.13)	(0.09)	(0.07)	(0.04)	(0.12)
Net realized and unrealized gain (loss)	0.59	0.55	(0.29)	(0.71)	0.04	0.94
Total income (loss) from operations	0.60	0.42	(0.38)	(0.78)	0.00 [3]	0.82

Less distributions from:
Net investment income	—	—	—	(0.17)	(0.09)	—
Total distributions	—	—	—	(0.17)	(0.09)	—

Net asset value, end of period	$10.04	$9.44	$9.02	$9.40	$10.35	$10.44
Total return[4]	6.36%	4.66%	(4.04)%	(7.49)%	(0.13)%	8.52%

Net assets, end of period (000s)	$339	$101	$96	$100	$140	$194

Ratios to average net assets:
Gross expenses	3.37%[5]	3.59%[6]	3.36%[6]	4.11%[6]	3.67%[6]	6.13%
Net expenses[7,8]	3.22 [5]	3.37 [6]	3.08 [6]	3.61 [6]	3.20 [6]	3.38
Net investment income (loss)	0.17 [5]	(1.38)	(0.94)	(0.70)	(0.35)	(1.18)

Portfolio turnover rate[9]	48%	134%	139%	147%	64%	100%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 145% for the six months ended March 31, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018 and 576% for the year ended September 30, 2017.

See Notes to Financial Statements.

32	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018[3]

Net asset value, beginning of period	$9.22	$8.87	$9.30	$10.33	$10.09

Income (loss) from operations:
Net investment loss	(0.05)	(0.18)	(0.14)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	0.60	0.53	(0.29)	(0.70)	0.25
Total income (loss) from operations	0.55	0.35	(0.43)	(0.83)	0.24

Less distributions from:
Net investment income	—	—	—	(0.20)	—
Total distributions	—	—	—	(0.20)	—

Net asset value, end of period	$9.77	$9.22	$8.87	$9.30	$10.33
Total return[4]	5.97%	3.95%	(4.52)%	(8.14)%	2.28%

Net assets, end of period (000s)	$72	$47	$45	$47	$51

Ratios to average net assets:
Gross expenses	3.85%[5]	4.22%	3.97%	4.76%[6]	4.68%[5]
Net expenses[7,8]	3.70 [5]	3.99	3.69	4.27 [6]	4.03 [5]
Net investment loss	(0.99) [5]	(2.01)	(1.55)	(1.28)	(0.54) [5]

Portfolio turnover rate[9]	48%	134%	139%	147%	64%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.30%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 145% for the six months ended March 31, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019 and 141% for the year ended September 30, 2018.

[10]	For the year ended September 30, 2018.

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.51	$9.06	$9.42	$10.42	$10.50	$9.64

Income (loss) from operations:
Net investment income (loss)	0.03	(0.09)	(0.05)	(0.03)	(0.01)	(0.09)
Net realized and unrealized gain (loss)	0.59	0.54	(0.29)	(0.72)	0.04	0.95
Total income (loss) from operations	0.62	0.45	(0.34)	(0.75)	0.03	0.86

Less distributions from:
Net investment income	—	—	(0.02)	(0.25)	(0.11)	—
Total distributions	—	—	(0.02)	(0.25)	(0.11)	—

Net asset value, end of period	$10.13	$9.51	$9.06	$9.42	$10.42	$10.50
Total return[3]	6.51%	5.08%	(3.63)%	(7.25)%	0.18%	8.81%

Net assets, end of period (000s)	$33,385	$5,531	$4,903	$5,355	$4,807	$4,378

Ratios to average net assets:
Gross expenses	3.20%[4]	3.22%[5]	2.99%[5]	3.79%[5]	3.18%[5]	5.98%[5]
Net expenses[6,7]	3.05 [4]	2.99 [5]	2.71 [5]	3.31 [5]	2.71 [5]	3.24 [5]
Net investment income (loss)	0.56 [4]	(0.99)	(0.54)	(0.27)	(0.12)	(0.88)

Portfolio turnover rate[8]	48%	134%	139%	147%	64%	100%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 145% for the six months ended March 31, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018 and 576% for the year ended September 30, 2017.

See Notes to Financial Statements.

34	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.54	$9.08	$9.44	$10.43	$10.51	$9.65

Income (loss) from operations:
Net investment loss	(0.01)	(0.09)	(0.05)	(0.00) [3]	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.63	0.55	(0.28)	(0.74)	0.04	0.88
Total income (loss) from operations	0.62	0.46	(0.33)	(0.74)	0.03	0.86

Less distributions from:
Net investment income	—	—	(0.03)	(0.25)	(0.11)	—
Total distributions	—	—	(0.03)	(0.25)	(0.11)	—

Net asset value, end of period	$10.16	$9.54	$9.08	$9.44	$10.43	$10.51
Total return[4]	6.60%	5.07%	(3.54)%	(7.13)%	0.18%	8.91%

Net assets, end of period (000s)	$61,795	$64,102	$53,182	$57,929	$38,012	$36,415

Ratios to average net assets:
Gross expenses	2.69%[5]	3.18%	2.91%[6]	3.67%[6]	3.17%[6]	5.52%
Net expenses[7,8]	2.53 [5]	2.95	2.63 [6]	3.18 [6]	2.70 [6]	2.81
Net investment loss	(0.20) [5]	(0.93)	(0.50)	(0.05)	(0.11)	(0.17)

Portfolio turnover rate[9]	48%	134%	139%	147%	64%	100%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 145% for the six months ended March 31, 2022, 267% for the year ended September 30, 2021, 280% for the year ended September 30, 2020, 335% for the year ended September 30, 2019, 141% for the year ended September 30, 2018 and 576% for the year ended September 30, 2017.

See Notes to Financial Statements.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

36	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Communication Services	$2,557,000	$4,132,279	—		$6,689,279
Consumer Discretionary	3,692,845	8,401,762	—		12,094,607
Consumer Staples	3,339,772	3,026,885	—		6,366,657
Energy	1,861,709	2,947,083	—		4,808,792
Financials	7,224,154	7,056,122	—		14,280,276
Health Care	3,575,744	2,588,274	—		6,164,018
Industrials	5,593,425	10,516,649	—		16,110,074
Information Technology	6,884,642	3,612,734	—		10,497,376
Materials	2,013,919	3,332,858	$0	**	5,346,777
Real Estate	1,477,793	2,479,518	—		3,957,311
Utilities	807,830	2,271,002	—		3,078,832
Preferred Stocks	—	233,527	—		233,527
Total Long-Term Investments	39,028,833	50,598,693	0	**	89,627,526
Short-Term Investments†	4,918,226	—	—		4,918,226
Total Investments	$43,947,059	$50,598,693	$0	**	$94,545,752
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$363,470	—		$363,470
Total	$43,947,059	$50,962,163	$0	**	$94,909,222

38	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Common Stocks:
Communication Services	$2,016,398	$4,402,443	—	$6,418,841
Consumer Discretionary	2,747,292	9,146,837	—	11,894,129
Consumer Staples	2,075,471	4,007,693	—	6,083,164
Energy	4,285,490	349,256	—	4,634,746
Financials	7,874,314	6,266,758	—	14,141,072
Health Care	4,216,496	2,040,257	—	6,256,753
Industrials	4,426,643	12,352,905	—	16,779,548
Information Technology	6,029,589	4,334,901	—	10,364,490
Materials	3,182,921	2,417,888	—	5,600,809
Real Estate	2,443,568	1,876,016	—	4,319,584
Utilities	2,018,078	1,448,218	—	3,466,296
Total Securities Sold Short	41,316,260	48,643,172	—	89,959,432
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	331,734	—	331,734
Total	$41,316,260	$48,974,906	—	$90,291,166

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(c) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

40	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $331,734. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

42	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.55%, 2.30%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for each class as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $60,166.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires September 30, 2022	$563	$244	$24,282	$179,458
Expires September 30, 2023	276	126	14,342	161,282
Expires September 30, 2024	216	100	11,021	134,819
Expires September 30, 2025	103	37	9,836	50,034
Total fee waivers/expense reimbursements subject to recapture	$1,158	$507	$59,481	$525,593

For the six months ended March 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

44	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

For the six months ended March 31, 2022, Franklin Distributors and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2022, there were no CDSCs paid to Franklin Distributors and its affiliates.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2022, Franklin Resources and its affiliates owned 65% of the Fund.

3. Investments

During the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$64,468,635
Sales	34,264,501

*	Excluding securities sold short and covers on securities sold short in the amount of $75,291,239 and $40,111,003, respectively.

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$91,376,135	$8,598,830	$(5,429,213)	$3,169,617
Securities sold short	(93,329,923)	9,089,562	(5,719,071)	3,370,491
Forward foreign currency contracts	—	363,470	(331,734)	31,736

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2022.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$363,470

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$331,734

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$2,096,911

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(479,648)

During the six months ended March 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$32,821,618

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$363,470	$(71,519)	$291,951	—	$291,951
Citibank N.A.	—	(122,290)	(122,290)	—	(122,290)
Northern Trust Co.	—	(137,925)	(137,925)	—	(137,925)
Total	$363,470	$(331,734)	$31,736	—	$31,736

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

46	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

For the six months ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$171	$67
Class C	250	18
Class I	—	5,484
Class IS	—	1,177
Total	$421	$6,746

For the six months ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$103
Class C	37
Class I	9,848
Class IS	50,178
Total	$60,166

6. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares		Amount
Class A
Shares sold	23,087	$236,328	0	*	$1
Shares issued on reinvestment	—	—	—		—
Shares repurchased	(5)	(45)	—		—
Net increase	23,082	$236,283	0	*	$1

Class C
Shares sold	7,352	$74,099	—		—
Shares issued on reinvestment	—	—	—		—
Shares repurchased	(5,057)	(50,518)	—		—
Net increase	2,295	$23,581	—		—

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,958,365	$30,782,924	47,543	$452,350
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(245,465)	(2,490,287)	(7,356)	(66,329)
Net increase	2,712,900	$28,292,637	40,187	$386,021

Class IS
Shares sold	108,338	$1,043,850	1,145,469	$10,219,223
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(748,147)	(7,670,281)	(283,023)	(2,611,460)
Net increase (decrease)	(639,809)	$(6,626,431)	862,446	$7,607,763

*	Less than 1 share.

7. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2022.

8. Deferred capital losses

As of September 30, 2021, the Fund had deferred capital losses of $6,243,824, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications

48	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at March 31, 2022.

Franklin Global Market Neutral Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

11. Subsequent event

Subsequent to the period ended March 31, 2022, shareholder redemptions from Class I shares exceeded 50% of Class I net assets as of March 31, 2022.

50	Franklin Global Market Neutral Fund 2022 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Franklin Global Market Neutral Fund	51

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

52	Franklin Global Market Neutral Fund

Franklin

Global Market Neutral Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J.W.Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN263159 5/22 SR22-4413

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 25, 2022